SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19) SUBSEQUENT EVENTS

Stock Options Exercises – Subsequent to March 31, 2026, the Company issued 418,750 common shares through the exercise of 418,750 stock options at an average exercise price of C$2.00 for proceeds of C$837.

RSU Vesting – Subsequent to March 31, 2026, the Company issued 1,210,729 common shares through the vesting of 1,210,729 RSUs.